Consolidated Interim Condensed Statement of Financial Position	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)		Dec. 31, 2022 AUD ($)
Current assets
Cash and cash equivalents	$ 15,922,705	$ 10,551,826	[1]	$ 18,917,416
Trade receivables	385,870	255,713		203,737
Other receivables	324,042	214,739		624,614
Restricted cash	88,076	58,367	[1]	59,126
Inventories	1,085,190	719,145	[1]	838,658
Total current assets	17,805,883	11,799,790	[1]	20,643,551
Non-current assets
Property, plant and equipment	129,740	85,978	[1]	135,878
Right-of-use assets	360,222	238,716	[1]	426,817
Total non-current assets	489,962	324,694	[1]	562,695
Total assets	18,295,845	12,124,484	[1]	21,206,246
Current liabilities
Trade and other payables	1,964,175	1,301,640	[1]	1,608,846
Lease liabilities	241,322	159,922	[1]	333,850
Warrants financial liability	884,713	586,291	[1]	1,097,520
Total current liabilities	3,090,210	2,047,853	[1]	3,040,216
Non-current liabilities
Lease liabilities	110,036	72,920	[1]	95,403
Employee benefits	205,722	136,330	[1]	203,636
Governmental liabilities on grants received	18,158	12,033	[1]	6,084
Total non-current liabilities	333,916	221,283	[1]	305,123
Total liabilities	3,424,126	2,269,136	[1]	3,345,339
Net assets	14,871,719	9,855,348	[1]	17,860,907
Equity
Issued capital	41,651,795	27,602,250	[1]	41,636,762
Reserves	(581,695)	(385,484)	[1]	276,988
Accumulated losses	(26,198,381)	(17,361,418)	[1]	(24,052,843)
Total equity	$ 14,871,719	$ 9,855,348		$ 17,860,907

[1]	US Dollars numbers presented solely for convenience of the reader